SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Selling General And Administrative Expenses
Salaries and welfare expenses		$ 12,382	¥ 1,932,287	¥ 1,980,084	¥ 1,208,909
Professional fee - non-offering related		3,363	524,873	711,934	472,452
Non-income tax expenses		1,167	182,107	156,924	137,536
Rental expenses		3,021	471,353	451,725	145,640
Depreciation and amortization expenses		1,751	273,172	251,340	140,410
Travel expenses		1,039	162,094	133,921	76,790
Advertising expenses		1,049	163,742	91,881	48,364
Others*	[1]	2,817	439,653	393,646	239,868
Total		$ 26,589	¥ 4,149,281	¥ 4,171,455	¥ 2,469,969

[1]	Others primarily consist of selling, general, and administrative expenses that are not individually material to the Company’s financial performance, including but not limited to entertainment fees, utilities, and administrative expenses.